Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,250	0	0
Preferred stock, shares outstanding	2,250	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	2,197,667	2,171,886	1,687,324
Common stock, shares outstanding	2,181,745	2,155,964	1,671,402
Treasury stock, shares	15,922	15,922	15,922
Accumulated deficit reclassified to additional paid in capital in quasi-reorganization	$ 2,442	$ 2,442	$ 2,442
Convertible Series 1 Preferred Stock [Member]
Preferred stock, par value	$ 1,000.00	$ 1,000.00	$ 1,000.00
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued	2,250	2,250	0
Preferred stock, shares outstanding	2,250	2,250	0
Preferred stock, liquidation preference	$ 2,250,000	$ 2,250,000	$ 0